Goodwill and Finite Lived Intangible Assets (Details 1) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Other Intangible Assets
2022	$ 134,300	$ 525,700
2023	520,900	520,000
2024	518,900	508,800
2025	485,100	473,100
2026	284,600	530,200
Total	$ 2,216,300	$ 2,557,800	$ 128,700